ACCOUNTS PAYABLE AND ACCRUED CHARGES (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Trade and accruals	$ 612.7	$ 512.2
Salaries and employee benefits	139.0	144.0
Interest payable	49.9	49.6
Stock-based compensation	18.9	19.8
Total accounts payable and accrued charges	$ 820.5	$ 725.6	$ 691.6